Long-Term Debt, Details (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total debt, net of deferred financing costs	$ 57,666	$ 32,283
Total debt, net of deferred financing costs, Current	7,768	4,282
Total debt, net of deferred financing costs, Non-current	49,898	28,001
Nordea [Member]
Secured term loan	28,142	32,481
Secured term loan Current	3,740	4,340
Secured term loan Non-current	24,402	28,141
Piraeus Bank [Member]
Secured term loan	29,958	0
Secured term loan Current	4,171	0
Secured term loan Non-current	25,787	0
Nordea Bank And Piraeus Bank [Member]
less unamortized deferred financing costs	(434)	(198)
less unamortized deferred financing costs, Current	(143)	(58)
less unamortized deferred financing costs, Non-current	$ (291)	$ (140)